PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	April 30, 2024	October 31, 2023

Leasehold improvements	$12,840	$12,840
Property and equipment	1,046,925	1,046,925
Total cost	1,059,765	1,059,765
Less accumulated depreciation	(831,136)	(739,351)
Net property and equipment	$228,629	$320,414

Depreciation expense for the three and six months ended April 30, 2024 and 2023 was $48,241 and $91,785, and $39,675 and $78,039, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

The following is a summary of property and equipment, less accumulated depreciation at the balance sheet dates:

	October 31, 2023	October 31, 2022

Leasehold improvements	$12,840	$12,840
Property and equipment	1,046,925	925,427
Total cost	1,059,765	938,267
Less accumulated depreciation	(739,351)	(586,327)
Net property and equipment	$320,414	$351,940

Depreciation expense for the years ended October 31, 2023 and 2022 was $153,023 and $163,799, respectively.